Common Stock (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended	6 Months Ended
	Aug. 03, 2010	Jul. 15, 2010	Oct. 13, 2010	Apr. 21, 2011	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Common Stock Narrative Details
Common Stock Issued	250,000	2,750,000	1,000,000	11,600	4,011,600	4,011,600	4,011,600
Per Share Issue Price	$ 0.001	$ 0.001	$ 0.01	$ 0.25
Sale of Shares for Cash	$ 250	$ 2,750	$ 10,000	$ 2,900